Goodwill and Other Intangible Assets, Net (Details) - Summary of expected future amortization expense for intangible assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022		$ 8,372
2023		7,861
2024		2,621
Total	$ 10,785	$ 18,854	$ 30,552